Average Annual Total Returns - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - FidelityAdvisorFloatingRateHighIncomeFund-RetailPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2024
Fidelity Floating Rate High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.55%
Past 5 years	5.51%
Past 10 years	4.02%
Fidelity Floating Rate High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.80%
Past 5 years	3.32%
Past 10 years	2.04%
Fidelity Floating Rate High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.32%
Past 5 years	3.26%
Past 10 years	2.17%
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
SP026
Average Annual Return:
Past 1 year	13.72%
Past 5 years	6.00%
Past 10 years	4.68%